Stockholders' Equity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 21, 2018	Feb. 01, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 13, 2017
Stockholders' Equity (Textuals) [Abstract]
Common Stock, Dividends, Per Share, Declared				$ 1.20	$ 1.6800	$ 2.45
Stock Issued During Period, Shares, New Issues		9,750	65,000
Equity Issuance, Per Share Amount							$ 29.00
Proceeds from Issuance of Common Stock		$ 2,100		$ 2,131	$ 9	$ 27
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance			$ (339)	(339)
Other comprehensive income (loss)				100	172	(171)
Total, Ending Balance				(238)	(339)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance			(339)	(339)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax				39
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax				62
Other comprehensive income (loss)				101	103	$ (101)
Total, Ending Balance				(238)	(339)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance			0	0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax				(6)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax				4
Other comprehensive income (loss)				(2)
Total, Ending Balance				(2)	0
Foreign currency translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance			(2)	(2)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax				1
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax				0
Other comprehensive income (loss)				1
Total, Ending Balance				(1)	(2)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance			$ (337)	(337)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax				44
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax				58
Other comprehensive income (loss)				102
Total, Ending Balance				$ (235)	$ (337)
Subsequent Event [Member]
Stockholders' Equity (Textuals) [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.34